Company Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Other receivables and prepayments	$ 37	$ 23
Total non-current assets	8,878	9,089
Current assets
Trade and other receivables and prepayments, net	477	293
Cash and cash equivalents	2,676	1,239		$ 1,284	$ 1,283
Total current assets	3,180	1,558
Total assets	12,058	10,647
EQUITY
Share capital	81	81
Reserves	4,328	4,457
Total equity	4,409	4,538		$ 5,007	$ 5,839
Non-current liability
Borrowings	5,562	4,412
Total non-current liability	5,706	4,512
Current liability
Other payables	127	123	[1]
Total current liability	1,943	1,597
Total liabilities	7,649	6,109
Total equity and liabilities	12,058	10,647
Net current assets	1,237	(39)
Total assets less current liability	10,115	9,050
Parent Company [Member]
Non-current assets
Interests in subsidiaries	1,951	1,811
Note receivable from a subsidiary	5,239	0
Other receivables and prepayments	54	0
Total non-current assets	7,244	1,811
Current assets
Trade and other receivables and prepayments, net	64	14
Cash and cash equivalents	279	47
Total current assets	343	61
Total assets	7,587	1,872
EQUITY
Share capital	81	81
Reserves	1,954	1,782
Total equity	2,035	1,863
Non-current liability
Borrowings	5,427	0
Total non-current liability	5,427	0
Current liability
Other payables	125	9
Total current liability	125	9
Total liabilities	5,552	9
Total equity and liabilities	7,587	1,872
Net current assets	218	52
Total assets less current liability	$ 7,462	$ 1,863

[1]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.